SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020	Oct. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 8,693	$ 12,794
Total current assets	91,043	59,037
TOTAL ASSETS	1,090,075	184,586
CURRENT LIABILITIES:
Derivative warrant liabilities	18,311	0
TOTAL LIABILITIES	290,177	$ 145,347
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)		$ 0.50
Common shares authorized (in shares)		25,000,000	25,000,000	50,000
Common shares outstanding (in shares)		8,000,002
Successor ordinary shares		$ 4,000
Additional paid-in capital	796,038	100,113
Accumulated deficit	(156,780)	(64,849)
Accumulated other comprehensive income (loss)	(29)	(25)
TOTAL CONTROLLING SHAREHOLDERS' EQUITY	639,239	39,239
Noncontrolling Interest	160,659	0
TOTAL SHAREHOLDERS' EQUITY	799,898	39,239
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,090,075	$ 184,586
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001
Common shares authorized (in shares)	1,000,000,000
Common shares outstanding (in shares)	86,460,560
Successor ordinary shares	$ 8
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001
Common shares authorized (in shares)	100,000,000
Common shares outstanding (in shares)	21,104,225
Successor ordinary shares	$ 2
Parent Company
CURRENT ASSETS:
Cash and cash equivalents	3,215
Total current assets	3,215
Investment in subsidiary	823,936
TOTAL ASSETS	827,151
CURRENT LIABILITIES:
Intercompany payables	8,942
Derivative warrant liabilities	18,311
TOTAL LIABILITIES	27,253
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	796,038
Accumulated deficit	(156,780)
Accumulated other comprehensive income (loss)	(29)
TOTAL CONTROLLING SHAREHOLDERS' EQUITY	639,239
Noncontrolling Interest	160,659
TOTAL SHAREHOLDERS' EQUITY	799,898
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 827,151
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001
Common shares authorized (in shares)	1,000,000,000
Common shares outstanding (in shares)	86,460,560
Successor ordinary shares	$ 8
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001
Common shares authorized (in shares)	1,000,000,000
Common shares outstanding (in shares)	21,104,225
Successor ordinary shares	$ 2